Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CAUSEWAY CAPITAL MANAGEMENT TRUST
Prospectus Date	rr_ProspectusDate	Jan. 28, 2020
Causeway Global Absolute Return Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	CAUSEWAY GLOBAL ABSOLUTE RETURN FUND
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Fund’s investment objective is to seek long-term growth of capital with low or no correlation to the MSCI World Index (the “World Index”).
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following table shows the fees and expenses that you pay if you buy and hold shares of the Fund. The table and example below do not reflect commissions that a shareholder may be required to pay directly to a broker or other financial intermediary when buying or selling shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Transaction Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	January 31, 2021
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 0% of the average value of its portfolio, although the Fund did engage in portfolio transactions through swap agreements during the period, as described below.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	none
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The example reflects the effect of the expense limit agreement, if any, through January 31, 2021 only, and assumes no expense limit after that time. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies and Risks What are the Fund’s principal investment strategies?
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund takes long and short exposures to common and preferred stocks of companies primarily in developed countries outside the U.S. and of companies in the U.S. To obtain exposure to long and short positions in securities, the Fund enters into one or more total return equity swap agreements (each, a "swap agreement"). Although the Fund is permitted to take direct long and short positions in securities, rather than through swap agreements, it does not currently intend directly to purchase or sell securities or directly to hold short positions in securities. The Investment Adviser integrates fundamental and quantitative investment research to manage the Fund's long exposures (the "long portfolio"). The Investment Adviser uses quantitative research designed to identify short exposures that it expects to underperform the World Index to manage the Fund's short exposures (the "short portfolio"). Normally, the Fund's assets (other than the swap agreements) are directly invested primarily in money market funds that are used to support and cover the Fund's obligations under its swap agreements.

The Fund’s net long/short notional exposure will generally not exceed plus or minus 10% of net assets. The Fund’s net long/short notional exposure is the difference between the Fund’s long notional exposures and the Fund’s short notional exposures divided by net assets:

long notional exposures – short notional exposures
net assets

Limiting the Fund’s net long/short notional exposure to plus or minus 10% of net assets is designed to seek to achieve low or no correlation to the World Index and lower volatility than the World Index. Limiting net exposure will limit the Fund’s participation in a market upswing. In addition, the long portfolio and the short portfolio will each have different exposures under swap agreements that will not be fully hedged.

Long Portfolio. The long portfolio of the Fund primarily takes long positions under swap agreements in common and preferred stocks of U.S. and non-U.S. companies, including companies in emerging markets. Normally, the majority of the long portfolio is exposed to companies that pay dividends or repurchase their shares.

The Investment Adviser integrates fundamental and quantitative research to manage the long portfolio.

Fundamental Research. The fundamental research process uses a value style. The universe of investment candidates is narrowed by applying market capitalization and valuation screens. The Investment Adviser then performs fundamental research, which generally includes company-specific research, company visits, and interviews of suppliers, customers, competitors, industry analysts, and experts. The Investment Adviser also applies a proprietary quantitative risk model to adjust return forecasts based on risk assessments. Using a value style means that the Investment Adviser seeks to identify stocks that it believes have lower prices than their true worth. For example, stocks may be “undervalued” because the issuing companies are in industries that are currently out of favor with investors. However, even in those industries, certain companies may have high rates of growth of earnings and be financially sound. The analysis considers whether a company has each of the following value characteristics:
  Low price-to-earnings ratio (stock price divided by earnings per share) relative to the sector
  High yield (percentage rate of return paid on a stock in dividends and share repurchases) relative to the market
  Low price-to-book value ratio (stock price divided by book value per share) relative to the market
  Low price-to-cash flow ratio (stock price divided by net income plus non-cash charges per share) relative to the market
  Financial strength
Generally, price-to-earnings ratio and yield are the most important factors. This research generally results in a ranking of between 60 and 100 companies.

Quantitative research. The Investment Adviser uses quantitative research to analyze certain financial factors that the quantitative portfolio managers believe are influential in determining whether a security will outperform the World Index. These factors currently include, among others, valuation metrics, earnings growth, technical indicators, financial strength/earnings quality, and the fundamental research ranking described in “Long Portfolio — Fundamental Research” above. Factors and their weightings may change over time as the model is revised and updated.

In addition, the fundamental research analysts review the quantitative output to attempt to identify special issues, such as significant corporate actions or management changes, which are difficult to detect quantitatively.

The long portfolio may obtain exposure to companies of any market capitalization, and is not required to have minimum exposures to companies and is not limited to obtaining a maximum exposure to companies in any particular country.

Short Portfolio. The short portfolio of the Fund primarily takes short positions under swap agreements in common and preferred stocks of companies in developed countries outside the U.S. and of companies in the U.S. that the Investment Adviser believes will underperform the World Index. If the World Index is increasing, a short position may underperform the World Index and still lose value. The Investment Adviser uses a quantitative investment strategy to identify, increase, or decrease exposures, and to analyze certain financial factors that the portfolio managers believe are influential in determining whether a security will underperform the World Index. These factors include, among others, valuation metrics, earnings growth, technical indicators, and financial strength/earnings quality. The fundamental research ranking, described in “Long Portfolio — Fundamental Research” above, is not a factor used to identify short positions. In addition to its quantitative research, the Investment Adviser’s fundamental research analysts review the quantitative outputs to attempt to identify special issues, such as significant corporate actions or management changes, which are difficult to detect quantitatively.

Swap Agreements. Under a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from stipulated underlying investments identified by the Fund’s portfolio managers, using the strategies described above. In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments. The returns to be “swapped” between the Fund and the swap counterparty are calculated with reference to a “notional” amount, i.e., the dollar amount hypothetically invested, long or short, in a particular security or group of securities. Under a swap agreement, the Fund pays financing charges to the counterparty based on the notional amount of exposures, and the Fund also pays transaction costs, including brokerage commissions and stamp taxes, when it changes exposures to stipulated underlying investments. The Fund’s returns will generally depend on the net amount to be paid or received under the swap agreement, which will depend on the market movements of the stipulated underlying securities. The Fund’s net asset value per share (“NAV”) reflects any amounts owed to the Fund by the swap counterparty (when the Fund’s position under a swap agreement is, on a net basis, “in the money”) or amounts owed by the Fund to the counterparty (when the Fund’s position under a swap agreement is, on a net basis, “out of the money”). The Fund currently enters into swap agreements with one counterparty, but may use additional counterparties. The Fund currently expects to settle swap positions at least quarterly, and may do so more frequently. Periodically settling a swap position is intended to limit counterparty risk, however, it will also cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates. While the Fund currently intends to use only swap agreements, it is also permitted to directly purchase and sell securities.

Swap Agreements and Leverage. Normally, the Fund’s assets (other than the swap agreements) are directly invested primarily in money market funds that are used to support and cover the Fund’s obligations under its swap agreements. However, the use of a swap agreement allows the Fund to obtain investment exposures greater than it could otherwise obtain with direct investments, allowing it to effectively increase, or leverage, its total long and short investment exposures up to four times its net assets.

		Exposures Underlying Swap Agreements. The Investment Adviser expects the Fund generally to have long exposures to between approximately 60 and 120 common and preferred stocks of companies and short exposures to between approximately 60 and 140 common and preferred stocks of companies. Under normal circumstances, at least 40% of the Fund’s total exposures will be to companies in a number of countries outside the U.S. Up to 20% of the Fund’s total exposures may include exposures to companies in emerging markets. The Investment Adviser determines a company’s country by referring to: the stock exchange where its securities are principally traded; where it is registered, organized or incorporated; where its headquarters are located; its MSCI country classification; where it derives at least 50% of its revenues or profits from goods produced or sold, investments made, or services performed; or where at least 50% of its assets are located. The Fund considers a country to be an emerging market if the country is included in the MSCI Emerging Markets Index. The Fund may have exposures to companies of all sizes and in any industry, and the Fund does not intend to have concentrated exposure to any particular industry, as measured relative to the Fund’s exposures to all industries. The use of swap agreements and the ability to use leverage to increase economic exposures relative to the Fund’s net assets may, however, result in the Fund obtaining greater economic exposures to particular industries than would otherwise be the case and being susceptible to industry-specific market or economic developments.
Risk [Heading]	rr_RiskHeading	What are the main risks of investing in the Fund?
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	Market and Selection Risk. As with any mutual fund, the Fund’s value, and therefore the value of your Fund shares, may go down. This may occur because the value of a particular stock or stock market to which the Fund has long exposure is falling, or to which it has short exposure is rising. Also, the Investment Adviser may identify investments that underperform the stock market or other funds with similar investment objectives and investment strategies. If the value of the Fund’s assets or exposures decreases, you may lose money. We cannot guarantee that the Fund will achieve its investment objective. Risks associated with foreign securities, value stocks, quantitative techniques, management and style risks, and short positions, as described below, apply whether the Fund obtains exposures through a swap agreement or makes direct investments.

Foreign and Emerging Markets Risk. Because the Fund has significant exposure to foreign securities, the Fund is subject to further risks. For example, the value of the Fund’s exposures may be affected by social, political and economic developments and U.S. and foreign laws relating to foreign investment. Further, because the Fund has exposures to securities denominated in foreign currencies, the Fund’s value could decrease depending on foreign exchange rates. Other risks applicable to foreign companies that could impact the value of their securities, and thus the value of the Fund’s exposures, include trading, settlement, custodial, and other operational risks; withholding or other taxes; and the less stringent investor protection and disclosure standards of some foreign markets. All of these factors can make foreign securities less liquid, more volatile and harder to value than U.S. securities. These risks are higher for emerging markets investments.

Quantitative Strategy Risk. The Investment Adviser uses quantitative techniques to identify exposures for the Fund. Any errors in the Investment Adviser’s quantitative methods may adversely affect the Fund’s performance. Securities identified using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factor’s historical trends. The factors used in quantitative analysis and the weights placed on those factors may not predict a security exposure’s value, and the effectiveness of the factors can change over time. These changes may not be reflected in the current quantitative model. In addition, data for emerging markets companies may be less available, less accurate and/or less current than data for developed markets companies, and the Investment Adviser’s processes and exposure selection can be adversely affected if it relies on erroneous or outdated data.

Value Stock Risk. Value stocks, including those identified by the Investment Adviser for the long portfolio of the Fund, are subject to the risks that their intrinsic value may never be realized by the market and that their prices may go down.

Dividend-Paying Stock Risk. Dividend-paying stocks may underperform non-dividend paying stocks (and the stock market as a whole) over any period of time. The prices of dividend-paying stocks may decline as interest rates increase. In addition, issuers of dividend-paying stocks typically have discretion to defer or stop paying dividends. If the dividend-paying stocks to which the long portfolio has exposure reduce or stop paying dividends, the long portfolio may be adversely affected.

Short Exposure Risk. The short portfolio of the Fund is exposed primarily to short positions through swap agreements. Short positions are subject to special risks. Short positions obtain exposure to securities with the goal of closing the position at a later date when the value of the security has decreased. If the price of the security increases before the position is closed, the Fund will incur a loss equal to the increase in price from the time the exposure was obtained, calculated based on the notional value of the exposure, plus any other charges payable under a swap agreement. Because the short exposures will exceed the Fund’s net assets, the risk of loss is increased. Further, since the Fund will lose money if the value of the underlying security increases, losses are potentially unlimited. This risk is magnified in periods of market turmoil.

Management and Style Risks. While the Fund’s net long/short notional exposure will generally not exceed plus or minus 10% of net assets, the long portfolio and the short portfolio will each have different exposures under swap agreements that will not be fully hedged. If the value of the exposures in the short portfolio of the Fund increases at the same time that the value of exposures in the long portfolio of the Fund decreases, the Fund will be exposed to significant losses. The Fund will also be subject to losses if a portfolio characteristic to which it has exposure performs poorly. Any losses will be magnified by leverage through the use of swap agreements.

Swap Agreement Risks. A swap agreement is a form of derivative instrument which involves the use of leverage. A swap agreement can be volatile and involves significant risks, including counterparty risk, leverage risk, liquidity risk, and short position risk. The use of a swap agreement will expose the Fund to additional risks that it would not be subject to if it had invested directly in the securities underlying the swap agreement and may result in larger losses or smaller gains than would otherwise be the case. The Fund generally expects to invest in swap agreements that are traded over-the-counter (“OTC”).

The Fund pays significant swap expenses (including financing charges based on the notional amount of exposures) when investing through swap agreements, and pays transaction costs when it changes exposures to securities underlying a swap agreement, including amounts equivalent to brokerage commissions and stamp taxes that would be incurred if the Fund were directly trading. In addition, the Fund pays the counterparty amounts equal to any dividends paid on securities to which the Fund has short exposure. These fees and charges reduce investment returns and increase investment losses.

Counterparty Risk. By using swap agreements, the Fund is exposed to additional risks concerning the counterparty. For example, in an OTC swap agreement, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the counterparty. For swaps traded on an exchange or through a central counterparty, credit risk resides with the Fund’s clearing broker, or the clearinghouse itself, rather than with an individual counterparty as with OTC derivative transactions. The Fund currently uses swap agreements with one counterparty, focusing its exposure to the credit risk of that counterparty. Further, the swap counterparty’s obligations to the Fund likely will not be collateralized, which will increase the Fund’s counterparty risk. The Fund currently intends, however, to settle swap agreements at least quarterly, and may do so more frequently, so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time.

There is the risk that a counterparty refuses to continue to enter into swap agreements with the Fund in the future, or requires increased fees, which could impair the Fund’s ability to achieve its investment objective. A swap counterparty may also increase its collateral or margin requirements, due to regulatory requirements or otherwise, which may limit the Fund’s ability to use leverage and reduce investment returns.

Regulatory Risk. The swap agreements used by the Fund are subject to regulation by the Commodity Futures Trading Commission (“CFTC”) and the Securities and Exchange Commission (“Commission”). The CFTC has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Wall Street Reform and Consumer Protection Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phased-in basis. Although the long-term impact of these and any future changes to the regulatory requirements on the Fund and its counterparties remains uncertain, they may cause counterparties to increase fees charged to the Fund or make them less willing to enter into swap agreements with the Fund in the future. If the Fund cannot locate a counterparty willing to enter into transactions with the Fund, it will not be able to implement its investment strategy. Potential changes in Commission regulation relating to a mutual fund’s use of derivatives and related instruments, including as a result of the adoption of recently-proposed Commission rules regarding a mutual fund’s use of derivatives and certain other transactions, could limit or impact the Fund’s ability to invest in derivatives, limit the Fund’s ability to employ certain strategies that use derivatives and adversely affect the performance of the Fund.

Leverage Risk. A swap agreement is a form of derivative that includes leverage, allowing the Fund to obtain the right to a return on a stipulated capital base that exceeds the amount the Fund has invested. Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those obligations. The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments. Use of leverage involves special risks and is speculative. If the Investment Adviser is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

Liquidity Risk. By using swap agreements, the Fund is exposed to liquidity risks since it may not be able to settle a swap agreement immediately, particularly during times of market turmoil. It may also be difficult to value a swap agreement if the Fund has difficulty in closing the position. Although the Fund intends to settle swap agreements so that net gains under swap agreements with a single counterparty do not exceed 5% of the Fund’s total assets at any given time, it may have difficulty doing so in a timely manner and could, as a result, incur losses that otherwise might have been avoided.

The Fund currently expects to settle swap agreements at least quarterly, which will cause the Fund to realize ordinary income and short-term capital gains, if any, throughout the year that, when distributed to its shareholders, will be taxable to them as ordinary income rather than at lower long-term capital gains rates.

Basis Risk. Use of swap agreements also involves basis risk, which is the risk that the value of the investment will not react in parallel with the value of the reference index.

Other Risks. See “Investment Risks” beginning on page 47 for more information about the risks associated with the Fund.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

The Fund may be an appropriate investment if you:
  Are seeking to diversify your investments to include an allocation to the “alternatives” asset class designed to have low or no correlation to the World Index.
  Are seeking long-term growth of capital with low or no correlation to the World Index.
  Are seeking to diversify a portfolio of equity securities to include exposure to foreign securities, as well as U.S. securities, and can tolerate risks associated with foreign investing, including currency risks, and total return equity swaps.
  Are willing to accept the risk that the value of your investment may decline in order to seek long-term growth of capital.
  Can tolerate the risks of substantial leverage, which will magnify gains and losses.
  Can tolerate paying higher ordinary income rates on any ordinary income or short-term capital gains realized by the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	If the value of the Fund’s assets or exposures decreases, you may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year and five years, and since inception, compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future. For current performance information, please visit www.causewayfunds.com.
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table that follow provide some indication of the risks and volatility of investing in the Fund by showing changes in the Fund’s performance and by showing how the Fund’s average annual returns for one year and five years, and since inception, compare with those of a broad measure of market performance.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.causewayfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance (before and after taxes) does not necessarily indicate how the Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Institutional Class:
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown in the bar chart, the best quarter was 9.53% (9/30/18) and the worst quarter was -6.73% (3/31/19).
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will differ.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock	After-tax returns are shown for the Institutional Class only; after-tax returns for the Investor Class will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Your actual after-tax returns will depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Average Annual Return, Caption	rr_AverageAnnualReturnCaption	For the periods ended December 31, 2019:
Causeway Global Absolute Return Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Transaction Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.72%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.52%	[2]
1 Year	rr_ExpenseExampleYear01	$ 155
3 Years	rr_ExpenseExampleYear03	522
5 Years	rr_ExpenseExampleYear05	915
10 Years	rr_ExpenseExampleYear10	$ 2,014
2012	rr_AnnualReturn2012	(3.74%)
2013	rr_AnnualReturn2013	12.48%
2014	rr_AnnualReturn2014	0.09%
2015	rr_AnnualReturn2015	(5.21%)
2016	rr_AnnualReturn2016	11.24%
2017	rr_AnnualReturn2017	(8.17%)
2018	rr_AnnualReturn2018	9.05%
2019	rr_AnnualReturn2019	(15.89%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	best quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2018
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	9.53%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	worst quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Mar. 31, 2019
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(6.73%)
1 Year	rr_AverageAnnualReturnYear01	(15.89%)
5 Years	rr_AverageAnnualReturnYear05	(2.35%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.75%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2011
Causeway Global Absolute Return Fund | Investor Class
Risk/Return:	rr_RiskReturnAbstract
Shareholder Transaction Fees (fees paid directly from your investment)	rr_ShareholderFeeOther	none
Management Fees	rr_ManagementFeesOverAssets	1.10%
Shareholder Service Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.45%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.17%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.97%	[1]
Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.20%	[2]
Total Annual Fund Operating Expenses After Expense Reimbursement	rr_NetExpensesOverAssets	1.77%	[2]
1 Year	rr_ExpenseExampleYear01	$ 180
3 Years	rr_ExpenseExampleYear03	599
5 Years	rr_ExpenseExampleYear05	1,044
10 Years	rr_ExpenseExampleYear10	$ 2,280
1 Year	rr_AverageAnnualReturnYear01	(16.05%)
5 Years	rr_AverageAnnualReturnYear05	(2.53%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.51%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2011
Causeway Global Absolute Return Fund | Fund Returns After Taxes on Distributions | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(15.89%)
5 Years	rr_AverageAnnualReturnYear05	(4.15%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.73%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2011
Causeway Global Absolute Return Fund | Fund Returns After Taxes on Distributions and Sale of Fund Shares | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	(10.01%)
5 Years	rr_AverageAnnualReturnYear05	(2.66%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.07%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2011
Causeway Global Absolute Return Fund | ICE BofAML US 3-Month Treasury Bill Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.28%
5 Years	rr_AverageAnnualReturnYear05	1.07%
Since Inception	rr_AverageAnnualReturnSinceInception	0.64%
Inception Date	rr_AverageAnnualReturnInceptionDate	Jan. 24, 2011

[1]	“Total Annual Fund Operating Expenses” (before and after expense reimbursement) disclosed above differ from the ratios in the financial highlights section of this Prospectus because the financial highlights do not include acquired fund fees and expenses.
[2]	Under the terms of an expense limit agreement, the Investment Adviser has agreed to waive all or a portion of its advisory fee and, if necessary, reimburse expenses to keep the Fund’s “Total Annual Fund Operating Expenses” (excluding swap agreement financing charges and transaction costs, borrowing expenses, dividend expenses on securities sold short, brokerage fees and commissions, shareholder service fees, interest, taxes, fees and expenses of other funds in which the Fund invests, and extraordinary expenses) from exceeding 1.35% of the average daily net assets of each of the Institutional Class and Investor Class shares. The expense limit agreement will remain in effect until January 31, 2021 and may only be terminated earlier by the Fund’s Board or upon termination of the Fund’s investment advisory agreement.